Annual Operating Expenses {- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Industrials Fund	Sep. 29, 2020
Fidelity Advisor Industrials Fund-Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual operating expenses	1.05%
Fidelity Advisor Industrials Fund-Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.28%
Total annual operating expenses	1.31%
Fidelity Advisor Industrials Fund-Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual operating expenses	1.81%
Fidelity Advisor Industrials Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.78%
Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.65%